Initial Public Offering - Additional Information (Detail) - $ / shares		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	28,750,000	725,000	725,000
Shares issued, price per share		$ 10	$ 10
Class of warrant or right, exercise price of warrants or rights		$ 11.5
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	28,750,000
Shares issued, price per share	$ 10
Number of shares issued per unit	1
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues	3,750,000
Sale of stock, number of shares issued in transaction	3,750,000
Shares issued, price per share	$ 9.8